Schedule of financial assets measured at amortized cost and financial liabilities at amortized cost (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 7,651,065	$ 9,731,390		$ 2,005,219
Cash and cash equivalents	2,342,230	2,979,083	$ 1,533,967	1,951,053		$ 1,217,448
Amount due from related parties					$ 8,783,276	$ 11,877,624
Trade and other payables	5,435,180	6,913,006		2,575,949
Amount due to a former director				111,459
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	7,324,082	9,315,500		1,763,412
Cash and cash equivalents	2,342,230	2,979,083		1,951,053
Amount due from related parties				10,557,240
Total financial assets measured at amortized cost	9,666,312	12,294,583		14,271,705
Trade and other payables	5,215,322	6,633,369		2,184,619
Amount due to related parties				1,311,390
Amount due to a former director				111,459
Borrowings	48,251	61,371		4,261,290
Total financial liabilities measured at amortized cost	$ 5,263,573	$ 6,694,739		$ 7,868,758